Shareholder Report, Average Annual Return (Details)	2 Months Ended	12 Months Ended	60 Months Ended	65 Months Ended	100 Months Ended	104 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000151917
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
C000277167
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000201707
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P
C000169918
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
C000226253
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P
C000226252
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
C000201713
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P
C000196984
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000144475
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Without Sales Load [Member] | C000151917
Average Annual Return [Line Items]
Average Annual Return, Percent		22.64%	9.99%				12.42%
Without Sales Load [Member] | C000277167
Average Annual Return [Line Items]
Average Annual Return, Percent	2.34%
Without Sales Load [Member] | C000201707
Average Annual Return [Line Items]
Average Annual Return, Percent		12.28%	6.79%		8.12%
Without Sales Load [Member] | C000169918
Average Annual Return [Line Items]
Average Annual Return, Percent		12.20%	6.72%				7.55%
Without Sales Load [Member] | C000226253
Average Annual Return [Line Items]
Average Annual Return, Percent		4.63%	2.58%	2.57%
Without Sales Load [Member] | C000226252
Average Annual Return [Line Items]
Average Annual Return, Percent		4.63%	2.55%	2.54%
Without Sales Load [Member] | C000201713
Average Annual Return [Line Items]
Average Annual Return, Percent		3.94%	3.72%		3.99%
Without Sales Load [Member] | C000196984
Average Annual Return [Line Items]
Average Annual Return, Percent		4.04%	3.74%			3.80%
Without Sales Load [Member] | C000144475
Average Annual Return [Line Items]
Average Annual Return, Percent		3.97%	3.72%				3.68%
Goldman Sachs Index: MSCI ACWI IMI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI IMI Index (Net, USD, Unhedged)
Average Annual Return, Percent		22.35%	10.46%				12.29%
Goldman Sachs Index: MSCI ACWI IMI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI IMI Index (Net, USD, Unhedged)
Average Annual Return, Percent	2.60%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.38%	12.78%		15.08%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.38%	12.78%				15.37%
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.89%	(0.29%)	0.25%
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.89%	(0.29%)	0.25%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.38%	12.78%		15.08%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.38%	12.78%			14.76%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.38%	12.78%				15.37%
Goldman Sachs Index: MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)
Average Annual Return, Percent		22.94%	11.11%				12.75%
Goldman Sachs Index: MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)
Average Annual Return, Percent	2.43%
Strategic Factor Allocation Composite Index (50% S&P 500 & 50% BBg US Agg)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Strategic Factor Allocation Composite Index (50% S&P 500 & 50% BBg US Agg)
Average Annual Return, Percent		10.97%	6.28%		8.56%
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.89%	(0.29%)		1.81%
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.89%	(0.29%)				1.40%
Strategic Factor Allocation Composite Index (50% S&P 500 & 50% BBg US Agg)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Strategic Factor Allocation Composite Index (50% S&P 500 & 50% BBg US Agg)
Average Annual Return, Percent		10.97%	6.28%				8.44%
Goldman Sachs Index: Bloomberg 1-5 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Treasury Index
Average Annual Return, Percent		1.91%	1.42%	1.37%
Goldman Sachs Index: Bloomberg 1-5 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Treasury Index
Average Annual Return, Percent		1.91%	1.42%	1.37%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return, Percent		3.71%	3.64%		2.69%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return, Percent		3.71%	3.64%			2.65%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return, Percent		3.71%	3.64%				2.40%